SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Stock Purchase Agreement [Member] - Leung Tin Lung David [Member]	Apr. 13, 2021 shares
Common stock shares cancelled and returned to equity	169,000,000
Preferred stock series A [Member]
Common stock shares exchanged for preferred shares	169,000,000
Preferred stock shares issued in exchanged of common stock	1